Other receivables	12 Months Ended
Dec. 31, 2024
Other receivables
Other receivables

4. Other receivables

The Company’s other receivables are comprised of the following as at:

	December 31, 2024	December 31, 2023
	$	$
Sales tax recoverable	367,480	209,550
Interest receivable	156	15,511
Other receivables	7,042	3,703
	374,678	228,764